Note 9 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost	12 Months Ended
Dec. 31, 2017
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost
Disclosure of Cash, cash balances at central banks and other demand deposits and financial liabilities measured at amortized cost.

Cash, cash balances at centrals and banks and other demands deposits and Financial liabilities measured at amortized cost

The breakdown of the balance under the headings “Cash and cash balances at central banks and other demands deposits” and "Financial liabilities at amortized cost – Deposits from central banks" in the accompanying consolidated balance sheets is as follows

Cash, cash balances at central banks and other demand deposits (Millions of euros).
	2017	2016	2015
Cash on hand	6,220	7,413	7,192
Cash balances at central banks	31,718	28,671	18,445
Other demand deposits	4,742	3,955	3,646
Total	42,680	40,039	29,282

Financial liabilities measured at amortized cost. Deposits from Central Banks (Millions of Euros).
	Notes	2017	2016	2015
Deposits from Central Banks		30,899	30,091	21,022
Repurchase agreements	35	6,155	4,649	19,065
Total	22	37,054	34,740	40,087